T. ROWE PRICE Growth Stock Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.9%
COMMUNICATION SERVICES  13.7%
Entertainment  2.3%
Netflix (1) 1,192,960 846,131
Spotify Technology (1) 921,543 339,616
1,185,747
Interactive Media & Services  11.4%
Alphabet, Class A  17,653,590 2,927,848
Alphabet, Class C  1,311,357 219,246
Meta Platforms, Class A  4,368,052 2,500,448
Pinterest, Class A (1) 4,814,973 155,860
5,803,402
Total Communication Services 6,989,149
CONSUMER DISCRETIONARY  13.6%
Automobiles  2.4%
Ferrari  487,671 229,259
Rivian Automotive, Class A (1) 3,821,718 42,880
Tesla (1) 3,653,089 955,757
1,227,896
Broadline Retail  8.1%
Amazon.com (1) 20,683,305 3,853,920
Coupang (1) 10,229,437 251,133
4,105,053
Diversified Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(2)(3) 28,035 —
—
Hotels, Restaurants & Leisure  2.3%
Booking Holdings  60,211 253,616
Chipotle Mexican Grill (1) 9,430,020 543,357
Starbucks  3,953,244 385,402
1,182,375
Specialty Retail  0.4%
Floor & Decor Holdings, Class A (1) 1,847,478 229,401
229,401
Textiles, Apparel & Luxury Goods  0.4%
Lululemon Athletica (1) 661,500 179,498
179,498
Total Consumer Discretionary 6,924,223

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.5%
Consumer Staples Distribution & Retail  0.5%
Dollar General  2,843,137 240,444
Total Consumer Staples 240,444
FINANCIALS  6.4%
Capital Markets  0.8%
Charles Schwab  5,908,806 382,950
382,950
Financial Services  5.2%
Fiserv (1) 2,002,985 359,836
Mastercard, Class A  2,162,210 1,067,699
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)
(2)(3) 1,489,660 38,731
Visa, Class A  4,381,497 1,204,693
2,670,959
Insurance  0.4%
Chubb  721,298 208,015
208,015
Total Financials 3,261,924
HEALTH CARE  10.6%
Biotechnology  1.0%
Argenx, ADR (1) 769,817 417,303
Legend Biotech, ADR (1) 2,322,022 113,152
530,455
Health Care Equipment & Supplies  2.1%
IDEXX Laboratories (1) 143,710 72,605
Intuitive Surgical (1) 1,619,641 795,681
Stryker  570,743 206,187
1,074,473
Health Care Providers & Services  2.1%
Cigna Group  931,781 322,806
UnitedHealth Group  1,295,809 757,634
1,080,440
Life Sciences Tools & Services  1.8%
Danaher  1,976,847 549,603
Thermo Fisher Scientific  559,329 345,984
895,587

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  3.6%
Eli Lilly  2,053,368 1,819,161
1,819,161
Total Health Care 5,400,116
INDUSTRIALS & BUSINESS SERVICES  3.6%
Aerospace & Defense  0.4%
Airbus (EUR)  1,233,681 180,557
180,557
Electrical Equipment  0.4%
Rockwell Automation  794,953 213,413
213,413
Ground Transportation  1.9%
Old Dominion Freight Line  1,792,540 356,070
Uber Technologies (1) 7,809,438 586,957
943,027
Industrial Conglomerates  0.9%
Roper Technologies  790,581 439,911
439,911
Total Industrials & Business Services 1,776,908
INFORMATION TECHNOLOGY  47.3%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(2)(3) 219,911 —
—
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  922,707 60,123
Teledyne Technologies (1) 1,011,700 442,781
502,904
IT Services  1.3%
MongoDB (1) 205,565 55,575
Shopify, Class A (1) 7,423,599 594,927
650,502
Semiconductors & Semiconductor Equipment  11.8%
Advanced Micro Devices (1) 2,289,616 375,680
ASML Holding  553,956 461,584
NVIDIA  42,465,758 5,157,042
5,994,306
Software  19.8%
Adobe (1) 668,084 345,920

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
AppLovin, Class A (1) 1,475,100 192,574
Atlassian, Class A (1) 1,238,019 196,610
Autodesk (1) 1,143,137 314,911
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(2)(3) 35,624 39,575
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(2)(3) 81,931 14,695
Dynatrace (1) 4,610,317 246,514
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(2)(3) 252,548 160,901
HubSpot (1) 485,978 258,346
Intuit  1,051,125 652,749
Microsoft  14,596,530 6,280,887
Salesforce  577,567 158,086
ServiceNow (1) 975,879 872,816
Synopsys (1) 694,423 351,649
10,086,233
Technology Hardware, Storage & Peripherals  13.4%
Apple  29,271,481 6,820,255
6,820,255
Total Information Technology 24,054,200
MATERIALS  0.6%
Chemicals  0.6%
Linde  674,404 321,596
Total Materials 321,596
REAL ESTATE  0.2%
Industrial Real Estate Investment Trusts  0.2%
Lineage, REIT  1,370,167 107,394
Total Real Estate 107,394
Total Miscellaneous Common Stocks  0.4% (4) 210,961
Total Common Stocks (Cost $17,503,947) 49,286,915
CONVERTIBLE PREFERRED STOCKS  2.4%
COMMUNICATION SERVICES  1.2%
Interactive Media & Services  1.2%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $107,809 (1)(2)(3) 2,187,317 600,331
Total Communication Services 600,331

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(2)(3) 38,994 —
Total Consumer Discretionary —
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)
(2)(3) 1,408 1,564
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(2)(3) 584 649
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(2)
(3) 58 65
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(2)(3) 243,443 43,664
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(2)(3) 1,545,458 135,027
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $77,826 (1)(2)(3) 415,548 19,971
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 26,894
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 15,295
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 28,281
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(2)(3) 1,628,640 6,661
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 30,385
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(2)(3) 640,558 51,373
Total Information Technology 359,829
MATERIALS  0.5%
Chemicals  0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(2)(3) 1,538,629 79,270
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(2)(3) 1,065,590 54,899
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(2)(3) 1,320,595 25,823
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(2)(3) 2,464,915 40,466
200,458

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(2)(3) 588,819 50,022
50,022
Total Materials 250,480
Total Convertible Preferred Stocks (Cost $1,198,349) 1,210,640
PREFERRED STOCKS  0.4%
HEALTH CARE  0.4%
Life Sciences Tools & Services  0.4%
Sartorius (EUR)  676,960 190,347
Total Health Care 190,347
Total Preferred Stocks (Cost $247,683) 190,347
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 208,732,717 208,733
Total Short-Term Investments (Cost $208,733) 208,733
Total Investments in Securities  100.1%
(Cost $19,158,712) $ 50,896,635
Other Assets Less Liabilities (0.1)% (43,248)
Net Assets 100.0% $ 50,853,387
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,464,542 and represents 2.9% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Growth Stock Fund

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INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 7,070++
Totals $ —# $ — $ 7,070+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 966,961  ¤  ¤ $ 208,733
Total $ 208,733^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,070 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $208,733.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $132,186,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,852,456 $ 180,557 $ 253,902 $ 49,286,915
Convertible Preferred Stocks — — 1,210,640 1,210,640
Preferred Stocks — 190,347 — 190,347
Short-Term Investments 208,733 — — 208,733
Total $ 49,061,189 $ 370,904 $ 1,464,542 $ 50,896,635
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 282,421 $ 35,319 $ — $ (63,838) $ 253,902
Convertible Preferred Stocks 1,021,958 98,194 90,488 — 1,210,640
Total $ 1,304,379 $ 133,513 $ 90,488 $ (63,838) $ 1,464,542

T. ROWE PRICE Growth Stock Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F40-054Q3 09/24